SCHEDULE OF NET LOSS DOMESTIC AND FOREIGN JURISDICTIONS (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Total	$ (1,552,638)	$ (6,923,984)	$ (6,124,885)	$ (1,631,999)	$ (1,638,928)	$ (2,211,866)	$ (14,601,507)	$ (5,482,793)	$ (10,997,929)	$ (5,845,053)
UNITED STATES
Total									(10,997,929)	(5,845,053)
International [Member]
Total